Operating Segments Information	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Operating Segments Information
41.	OPERATING SEGMENTS INFORMATION
The Group has the following reportable segments: Packaging, Testing and EMS. The Group packages bare semiconductors into finished semiconductors with enhanced electrical and thermal characteristics; provides testing services, including front-end engineering testing, wafer probing and final testing services; engages in the designing, assembling, manufacturing and sale of electronic components and telecommunications equipment motherboards. Information about other business activities and operating segments that are not reportable are combined and disclosed in “Others.” The Group engages in other activities such as substrate production as well as sale and leasing of real estate properties.

The accounting policies for segments are the same as those described in Note 4. The measurement basis for resources allocation and performance evaluation is based on profit before income tax.

a.	Segment revenues and operation results

					Adjustments
	Packaging	Testing	EMS	Others	and Eliminations	Total
	NT$	NT$	NT$	NT$	NT$	NT$

For the year ended December 31, 2022

Revenue from external customers	$303,947,502	$55,960,182	$301,966,818	$8,998,141	$-	$670,872,643
Inter-group revenues (Note 1)	6,940,878	524,387	35,533,226	9,080,132	(52,078,623)	-
Segment revenues	310,888,380	56,484,569	337,500,044	18,078,273	-	722,951,266
Interest income	109,148	84,562	418,507	42,530	-	654,747
Interest expense	(2,150,382)	(463,043)	(1,029,128)	(346,581)	-	(3,989,134)
Depreciation and amortization	(33,509,358)	(14,901,939)	(4,654,383)	(2,386,209)	-	(55,451,889)
Share of the profit or loss of associates and joint ventures	779,474	81,627	324,276	-	-	1,185,377
Impairment loss	(64,257)	(105,169)	(219,349)	-	-	(388,775)
Segment profit before income tax	51,824,439	14,626,156	14,368,179	944,854	-	81,763,628
Expenditures for segment assets	45,936,563	21,765,965	6,188,401	1,909,645	-	75,800,574

December 31, 2022

Investments accounted for using the equity method	10,341,203	1,643,940	2,694,203	-	-	14,679,346
Contract assets	4,869,541	861,632	-	-	-	5,731,173

For the year ended December 31, 2023

Revenue from external customers	256,805,887	49,879,923	268,218,002	7,010,659	-	581,914,471
Inter-group revenues (Note 1)	4,550,622	447,279	26,639,833	6,776,002	(38,413,736)	-
Segment revenues	261,356,509	50,327,202	294,857,835	13,786,661	-	620,328,207
Interest income	188,704	124,443	1,087,121	113,139	-	1,513,407
Interest expense	(2,907,679)	(720,145)	(1,816,814)	(794,272)	-	(6,238,910)
Depreciation and amortization	(34,110,372)	(16,173,653)	(5,335,496)	(2,482,342)	-	(58,101,863)
Share of the profit or loss of associates and joint ventures	916,310	134,667	38,211	(8,588)	-	1,080,600
Impairment loss	(81,133)	(65,437)	-	-	-	(146,570)
Segment profit before income tax	25,405,636	9,369,875	9,216,053	(1,379,741)	-	42,611,823
Expenditures for segment assets	27,881,152	13,664,416	6,207,532	1,005,549	-	48,758,649

December 31, 2023

Investments accounted for using the equity method	15,159,266	2,338,125	2,160,112	20,811	-	19,678,314
Contract assets	4,066,174	1,033,902	-	-	-	5,100,076

For the year ended December 31, 2024

Revenue from external customers	261,731,413	54,561,480	271,293,309	7,823,383	-	595,409,585
Inter-group revenues (Note 1)	5,829,221	420,691	35,110,458	6,536,547	(47,896,917)	-
Segment revenues	267,560,634	54,982,171	306,403,767	14,359,930	-	643,306,502
Interest income	223,222	182,106	1,409,437	68,753	-	1,883,518
Interest expense	(2,701,084)	(766,292)	(2,062,626)	(1,217,841)	-	(6,747,843)
Depreciation and amortization	(33,951,864)	(17,457,538)	(5,895,380)	(2,510,430)	-	(59,815,212)
Share of the profit or loss of associates and joint ventures	698,852	53,574	152,996	(8,720)	-	896,702
Impairment loss	(121,992)	(2,845)	(51,186)	-	-	(176,023)
Segment profit before income tax	28,948,970	10,616,147	7,594,473	(5,426,217)	-	41,733,373
Expenditures for segment assets	58,566,380	31,397,079	5,551,760	692,327	-	96,207,546

December 31, 2024

Investments accounted for using the equity method	15,422,237	2,618,682	2,355,629	26,792	-	20,423,340
Contract assets	4,337,297	1,303,020	-	-	-	5,640,317

					Adjustments
	Packaging	Testing	EMS	Others	and Eliminations	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

For the year ended December 31, 2024

Revenue from external customers	$7,982,050	$1,663,967	$8,273,660	$238,590	$-	$18,158,267
Inter-group revenues (Note 1)	177,774	12,830	1,070,767	199,346	(1,460,717)	-
Segment revenues	8,159,824	1,676,796	9,344,427	437,937	-	19,618,984
Interest income	6,808	5,554	42,984	2,096	-	57,442
Interest expense	(82,375)	(23,370)	(62,904)	(37,141)	-	(205,790)
Depreciation and amortization	(1,035,433)	(532,404)	(179,792)	(76,561)	-	(1,824,190)
Share of the profit or loss of associates and joint ventures	21,313	1,634	4,666	(266)	-	27,347
Impairment loss	(3,720)	(87)	(1,561)	-	-	(5,368)
Segment profit before income tax	882,859	323,762	231,609	(165,483)	-	1,272,747
Expenditures for segment assets	1,786,105	957,520	169,313	21,114	-	2,934,052

December 31, 2024

Investments accounted for using the equity method	470,334	79,863	71,840	816	-	622,853
Contract assets	132,275	39,738	-	-	-	172,013

Note 1: Inter-group revenues were eliminated upon consolidation.

Note 2: The disaggregated product and service type from the Group’s contract with customer is the same as those disclosed in above reportable segment.

b.	Revenue from major products and services

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

Packaging service	$303,947,502	$256,805,887	$261,731,413	$7,982,050
Testing service	55,960,182	49,879,923	54,561,480	1,663,967
EMS	301,966,818	268,218,002	271,293,309	8,273,660
Others	8,998,141	7,010,659	7,823,383	238,590

	$670,872,643	$581,914,471	$595,409,585	$18,158,267

c.	Major customers
Except
for
NT$198,858,465 thousand, NT$170,970,446 thousand and NT$174,486,187 thousand (US$5,321,323 thousand
) of the operating revenues for each of the three years ended December 31, 2022, 2023, and 2024, respectively, which came from a certain customer (including other customers for whom OEM services were provided on its behalf) of the packaging and EMS segments, there was no
other operating revenues from a single customer that accounts for more than
10%
of the total operating revenues of the Group for the years ended December 31, 2022, 2023 and 2024.

d.	Geographical information
The Group’s revenue from external customers by location of headquarter and information about its non-current assets by location of assets are detailed below.

1)	Net revenues from external customers

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

United States	$446,484,639	$370,306,818	$358,708,176	$10,939,560
Taiwan	83,655,142	70,492,517	89,274,839	2,722,624
Asia	75,991,902	75,316,422	82,989,985	2,530,954
Europe	63,542,468	65,026,966	63,429,243	1,934,408
Others	1,198,492	771,748	1,007,342	30,721

	$670,872,643	$581,914,471	$595,409,585	$18,158,267

2)	Non-current assets

	December 31
	2023	2024
	NT$	NT$	US$ (Note 4)

Taiwan	$258,813,497	$291,081,213	$8,877,134
China	66,660,391	70,968,611	2,164,337
Others	44,134,206	54,869,345	1,673,356

	$369,608,094	$416,919,169	$12,714,827

Non-
current
assets exclude financial instruments, post-employment benefit assets, and deferred tax assets.